Income Taxes - Components of Loss before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (8,572)	$ (8,016)	$ 395
Foreign	(2,738)	(3,370)	(1,107)
Loss before income taxes	$ (11,310)	$ (11,386)	$ (712)